PROVISION FOR RECLAMATION AND REHABILITATION (Narrative) (Details)	Dec. 31, 2025
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Present value of the probability weighted future cash flows, risk free rate	7.50%
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Present value of the probability weighted future cash flows, risk free rate	7.50%
Terronera, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Present value of the probability weighted future cash flows, risk free rate	9.20%
Minera Kolpa [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Present value of the probability weighted future cash flows, risk free rate	3.90%
Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Inflation rate	4.00%
Peru [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Inflation rate	2.00%